Stock-based compensation - Schedule of Restricted Stock Units Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding shares
Restricted stock awards, beginning balance (in shares)	40,754	34,865
Granted (in shares)		1,617,264
Vested (in shares)		(1,505,454)
Restricted stock awards, ending balance (in shares)		40,754	34,865
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 0.95	$ 0.82
Granted (in dollars per share)		0.65	$ 8.36
Vested (in dollars per share)		0.74
Ending balance (in dollars per share)		$ 0.95	$ 0.82
Restricted Stock Units (RSUs) [Member]
Outstanding shares
Restricted stock awards, beginning balance (in shares)	0
Granted (in shares)	2,616,948
Canceled (in shares)	0
Vested (in shares)	(28,319)
Restricted stock awards, ending balance (in shares)	2,588,629	0
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	10.01
Canceled (in dollars per share)	0
Vested (in dollars per share)	11.52
Ending balance (in dollars per share)	$ 9.99	$ 0